Acquisitions and Dispositions (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 17, 2012 Engility [Member]	Dec. 31, 2011 Engility [Member]	Dec. 31, 2010 Engility [Member]
Assets
Current assets					$ 386	$ 409
Property, plant and equipment, net					13	14
Goodwill				1,225	1,225	1,225
Other assets					105	114
Total assets of discontinued operations	1,729	1,762	1,865		1,729	1,762
Liabilities
Accounts payable, trade					37	35
Other current liabilities					187	192
Current liabilities					224	227
Long-term liabilities					127	122
Total liabilities of discontinued operations	$ 351	$ 349			$ 351	$ 349